Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Science & Technology Fund

(the “Fund”)

Supplement dated December 22, 2016, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

Effective immediately, all reference to Michael T. Masdea, a portfolio manager associated with Wellington Management Company LLP, a subadviser to the Fund, is hereby deleted in its entirety. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Science & Technology Fund

(the “Fund”)

Supplement dated December 22, 2016, to the Fund’s

Statement of Additional Information (“SAI”) dated October 1, 2016

Effective immediately, all reference to Michael T. Masdea, a portfolio manager associated with Wellington Management Company LLP, a subadviser to the Fund, is hereby deleted in its entirety. Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.